Leases - Net Investment In Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Net investment in leases, current	$ 411	$ 398
Net investment in leases, non-current	5,179	3,101
Total net investment in leases	$ 5,590	$ 3,499